LEASES - Minimum lease payments in future periods (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Minimum lease payments in future periods
2024	$ 327
2025	308
2026	200
2027	86
Total minimum lease payments	921
Less: imputed interest	(35)
Total:	$ 886	$ 866